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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                         Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 1/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 14.2%

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.1%

 2,170,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 1,974,707

 Integrated Oil & Gas - 0.2%

 3,365,000

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 2,187,250

 Oil & Gas Exploration & Production - 0.5%

 7,895,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 5,279,781

 4,155,000

 Energy & Exploration Partners, Inc., 8.0%, 7/1/19 (144A)

 1,371,150

 1,000,000

 Energy XXI, Ltd., 3.0%, 12/15/18

 302,460

 $

 6,953,391

 Coal & Consumable Fuels - 0.1%

 4,705,000

 Alpha Natural Resources, Inc., 3.75%, 12/15/17

 $

 1,649,691

 Total Energy

 $

 12,765,039

 Materials - 0.3%

 Diversified Metals & Mining - 0.3%

 3,805,000

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 3,512,491

 Total Materials

 $

 3,512,491

 Capital Goods - 0.9%

 Aerospace & Defense - 0.1%

 2,150,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 1,847,656

 Electrical Components & Equipment - 0.8%

 10,874,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 6,871,009

 4,825,000

 SolarCity Corp., 1.625%, 11/1/19 (144A)

 4,179,656

 $

 11,050,665

 Total Capital Goods

 $

 12,898,321

 Consumer Durables & Apparel - 1.6%

 Homebuilding - 1.2%

 11,400,000

 KB Home, 1.375%, 2/1/19

 $

 10,602,000

 3,015,000

 Lennar Corp., 2.75%, 12/15/20 (144A)

 6,111,028

 $

 16,713,028

 Housewares & Specialties - 0.4%

 5,470,000

 Jarden Corp., 1.125%, 3/15/34 (144A)

 $

 6,259,731

 Total Consumer Durables & Apparel

 $

 22,972,759

 Consumer Services - 0.3%

 Specialized Consumer Services - 0.3%

 2,710,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,073,150

 2,195,000

 Carriage Services, Inc., 2.75%, 3/14/21 (144A)

 2,465,259

 $

 4,538,409

 Total Consumer Services

 $

 4,538,409

 Media - 0.3%

 Broadcasting - 0.3%

 4,425,000

 Liberty Media Corp., 1.375%, 10/15/23

 $

 4,289,484

 Total Media

 $

 4,289,484

 Retailing - 0.5%

 Internet Retail - 0.5%

 7,455,000

 Shutterfly, Inc., 0.25%, 5/15/18

 $

 7,170,778

 Total Retailing

 $

 7,170,778

 Health Care Equipment & Services - 1.2%

 Health Care Equipment - 0.3%

 4,450,000

 Insulet Corp., 2.0%, 6/15/19

 $

 4,363,781

 Health Care Supplies - 0.9%

 9,460,000

 Alere, Inc., 3.0%, 5/15/16

 $

 10,264,100

 3,015,000

 Endologix, Inc., 2.25%, 12/15/18

 2,866,134

 $

 13,130,234

 Total Health Care Equipment & Services

 $

 17,494,015

 Pharmaceuticals, Biotechnology & Life Sciences - 3.4%

 Biotechnology - 1.8%

 1,340,000

 ARIAD Pharmaceuticals, Inc., 3.625%, 6/15/19 (144A)

 1,322,412

 1,920,000

 BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18

 2,408,400

 1,920,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 2,472,000

 1,905,000

 Cepheid, 1.25%, 2/1/21 (144A)

 2,094,309

 4,423,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 2,609,570

 1,200,000

 Cubist Pharmaceuticals, Inc.

 1,609,500

 1,630,000

 Cubist Pharmaceuticals, Inc.

 2,243,288

 6,697,000

 Emergent Biosolutions Corp., 2.875%, 1/15/21

 $

 6,871,324

 4,538,000

 PDL BioPharma, Inc., 4.0%, 2/1/18

 4,325,281

 $

 25,956,084

 Pharmaceuticals - 1.4%

 2,050,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21 (144A)

 2,379,281

 2,625,000

 Medicines Co., 2.5%, 1/15/22 (144A)

 $

 2,836,444

 3,720,000

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19

 7,816,650

 9,215,000

 Theravance, Inc., 2.125%, 1/15/23

 6,398,666

 $

 19,431,041

 Life Sciences Tools & Services - 0.2%

 2,990,000

 Albany Molecular Research, Inc., 2.25%, 11/15/18

 $

 3,629,112

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 49,016,237

 Real Estate - 0.4%

 Real Estate Operating Companies - 0.4%

 4,885,000

 Forest City Enterprises, Inc., 3.625%, 8/15/20

 $

 5,504,784

 Total Real Estate

 $

 5,504,784

 Software & Services - 3.3%

 Internet Software & Services - 1.3%

 4,555,000

 Akamai Technologies, Inc., 2/15/19 (144A) (c)

 $

 4,609,091

 2,055,000

 Twitter, Inc., 0.25%, 9/15/19 (144A)

 1,850,784

 5,145,000

 WebMD Health Corp., 1.5%, 12/1/20

 5,135,904

 6,420,000

 WebMD Health Corp., 2.5%, 1/31/18

 6,351,788

 $

 17,947,567

 Data Processing & Outsourced Services - 0.4%

 6,345,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 5,952,403

 Application Software - 1.4%

 2,470,000

 Citrix Systems, Inc., 0.5%, 4/15/19 (144A)

 $

 2,553,362

 5,815,000

 Mentor Graphics Corp., 4.0%, 4/1/31

 7,039,784

 10,992,000

 Nuance Communications, Inc., 2.75%, 11/1/31

 10,847,730

 $

 20,440,876

 Systems Software - 0.2%

 2,235,000

 ServiceNow, Inc., 11/1/18 (c)

 $

 2,662,444

 Total Software & Services

 $

 47,003,290

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.5%

 2,595,000

 Brocade Communications, Inc., 1.375%, 1/1/20 (144A)

 $

 2,658,253

 1,196,000

 Ciena Corp., 0.875%, 6/15/17

 1,181,050

 3,295,000

 Emulex Corp., 1.75%, 11/15/18

 3,135,852

 $

 6,975,155

 Electronic Components - 0.2%

 3,755,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 3,194,097

 Total Technology Hardware & Equipment

 $

 10,169,252

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 4,239,000

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 4,959,630

 Total Semiconductors & Semiconductor Equipment

 $

 4,959,630

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $208,634,475)

 $

 202,294,489

 PREFERRED STOCKS - 3.6%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 111,541

 7.62

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 2,905,643

 Total Energy

 $

 2,905,643

 Transportation - 0.2%

 Air Freight & Logistics - 0.2%

 4,940

 CEVA Group Plc, 12/31/14 * (c)

 $

 3,581,536

 Total Transportation

 $

 3,581,536

 Banks - 0.9%

 Diversified Banks - 0.8%

 411,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 11,138,100

 Regional Banks - 0.1%

 60,650

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 $

 1,672,120

 Total Banks

 $

 12,810,220

 Diversified Financials - 1.5%

 Consumer Finance - 1.1%

 6,450

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 6,482,452

 358,975

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 9,441,042

 $

 15,923,494

 Investment Banking & Brokerage - 0.4%

 189,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 5,282,550

 Total Diversified Financials

 $

 21,206,044

 Insurance - 0.4%

 Reinsurance - 0.4%

 5,120,000

 Pangaea Re., 0.0, 7/1/18 (Cat Bond)

 $

 5,493,760

 Total Insurance

 $

 5,493,760

 Utilities - 0.4%

 Electric Utilities - 0.4%

 214,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 5,457,000

 Total Utilities

 $

 5,457,000

 TOTAL PREFERRED STOCKS

 (Cost $49,655,508)

 $

 51,454,203

 CONVERTIBLE PREFERRED STOCKS - 3.3%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.3%

 715

 Halcon Resources Corp., (Perpetual) (c)

 $

 190,101

 20,400

 Penn Virginia Corp., 6.0% (Perpetual) (144A)

 1,201,050

 59,180

 PetroQuest Energy, Inc., 6.875% (Perpetual)

 1,808,689

 33,162

 SandRidge Energy, Inc., 7.0% (Perpetual)

 1,372,078

 $

 4,571,918

 Total Energy

 $

 4,571,918

 Consumer Durables & Apparel - 0.8%

 Home Furnishings - 0.8%

 143,000

 Sealy Corp., 8.0%, 7/15/16 (4.0% cash, 4.0% PIK) (PIK)

 $

 12,143,560

 Total Consumer Durables & Apparel

 $

 12,143,560

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 73,300

 Post Holdings, Inc., 2.5% (Perpetual) (144A)

 $

 6,798,575

 Total Food, Beverage & Tobacco

 $

 6,798,575

 Health Care Equipment & Services - 1.3%

 Health Care Supplies - 1.3%

 58,582

 Alere, Inc., 3.0% (Perpetual)

 $

 18,101,842

 Total Health Care Equipment & Services

 $

 18,101,842

 Banks - 0.2%

 Diversified Banks - 0.2%

 2,000

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 2,486,000

 Total Banks

 $

 2,486,000

 Diversified Financials - 0.2%

 Asset Management & Custody Banks - 0.2%

 48,000

 AMG Capital Trust II, 5.15%, 10/15/37

 $

 2,943,000

 Total Diversified Financials

 $

 2,943,000

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $44,120,442)

 $

 47,044,895

 Shares

 COMMON STOCKS - 9.2%

 Energy - 0.8%

 Oil & Gas Exploration & Production - 0.3%

 147,800

 Marathon Oil Corp.

 $

 3,931,480

 Oil & Gas Refining & Marketing - 0.5%

 73,900

 Marathon Petroleum Corp. *

 $

 6,842,401

 Total Energy

 $

 10,773,881

 Materials - 1.2%

 Commodity Chemicals - 0.8%

 127,734

 Axiall Corp.

 $

 5,652,230

 77,355

 LyondellBasell Industries NV

 6,118,007

 $

 11,770,237

 Diversified Metals & Mining - 0.4%

 264,669

 Freeport-McMoRan, Inc.

 $

 4,449,086

 663,136

 Polymet Mining Corp. *

 696,293

 $

 5,145,379

 Total Materials

 $

 16,915,616

 Capital Goods - 1.6%

 Aerospace & Defense - 0.2%

 104,284

 Orbital Sciences Corp. *

 $

 2,929,338

 Electrical Components & Equipment - 0.6%

 667,230

 General Cable Corp.

 $

 7,633,111

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 482,433

 Commercial Vehicle Group, Inc. *

 $

 2,667,854

 109,200

 Joy Global, Inc.

 4,579,848

 $

 7,247,702

 Industrial Machinery - 0.3%

 139,920

 Kennametal, Inc.

 $

 4,396,286

 Total Capital Goods

 $

 22,206,437

 Commercial Services & Supplies - 0.0%+

 Diversified Support Services - 0.0%+

 53

 IAP Worldwide Services, Inc.

 $

 40,556

 Total Commercial Services & Supplies

 $

 40,556

 Transportation - 0.8%

 Air Freight & Logistics - 0.1%

 2,282

 CEVA Group Plc *

 $

 1,654,494

 Airlines - 0.5%

 103,547

 United Continental Holdings, Inc. *

 $

 7,183,055

 Marine - 0.2%

 4,099,666

 Horizon Lines, Inc. *

 $

 2,582,790

 Total Transportation

 $

 11,420,339

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 704,311

 Ford Motor Co.

 $

 10,360,415

 Total Automobiles & Components

 $

 10,360,415

 Consumer Services - 0.4%

 Restaurants - 0.4%

 54,390

 Starbucks Corp.

 $

 4,760,757

 Education Services - 0.0%+

 13,966

 Cengage Learning Holdings II LP

 $

 314,933

 Total Consumer Services

 $

 5,075,690

 Health Care Equipment & Services - 1.1%

 Health Care Services - 0.1%

 255,259

 BioScrip, Inc. *

 $

 1,467,739

 Managed Health Care - 1.0%

 84,640

 Aetna, Inc.

 $

 7,771,645

 63,711

 Cigna Corp.

 6,806,246

 $

 14,577,891

 Total Health Care Equipment & Services

 $

 16,045,630

 Pharmaceuticals, Biotechnology & Life Sciences - 1.1%

 Life Sciences Tools & Services - 1.1%

 46,569

 Bio-Rad Laboratories, Inc. *

 $

 5,330,753

 72,794

 Thermo Fisher Scientific, Inc.

 9,114,537

 11,356

 Waters Corp. *

 1,351,932

 $

 15,797,222

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 15,797,222

 Real Estate - 0.5%

 Real Estate Operating Companies - 0.5%

 291,692

 Forest City Enterprises, Inc. *

 $

 7,146,454

 Total Real Estate

 $

 7,146,454

 Technology Hardware & Equipment - 0.7%

 Computer Storage & Peripherals - 0.2%

 103,800

 EMC Corp.

 $

 2,691,534

 Information Technology Services - 0.3%

 171,011

 NCR Corp. *

 $

 4,343,679

 Electronic Manufacturing Services - 0.2%

 54,309

 TE Connectivity, Ltd.

 $

 3,605,575

 Total Technology Hardware & Equipment

 $

 10,640,788

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Holdings, Inc.

 $

 4,657,110

 Total Telecommunication Services

 $

 4,657,110

 TOTAL COMMON STOCKS

 (Cost $95,447,068)

 $

 131,080,138

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.1%

 Consumer Services - 0.0%+

 Hotels, Resorts & Cruise Lines - 0.0%+

 360,440

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 $

 362,970

 Total Consumer Services

 $

 362,970

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 1,560,000

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 $

 1,397,843

 Total Banks

 $

 1,397,843

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,796,079)

 $

 1,760,813

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%

 Banks - 1.2%

 Thrifts & Mortgage Finance - 1.2%

 2,000,000

 5.99

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 $

 2,045,276

 575,000

 4.45

 CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)

 576,815

 1,935,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,835,922

 595,000

 5.96

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 515,810

 2,650,000

 3.67

 COMM 2014-KYO Mortgage Trust, Floating Rate Note, 6/11/27 (144A)

 2,636,872

 838,245

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 806,844

 2,513,900

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,392,023

 970,124

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 952,274

 4,270,000

 3.77

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 4,275,777

 400,000

 5.58

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 412,978

 996,156

 Vericrest Opportunity Loan Transferee 2014-NPL4 LLC, 4.0%, 4/27/54 (Step) (144A)

 984,338

 $

 17,434,929

 Total Banks

 $

 17,434,929

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $17,356,422)

 $

 17,434,929

 CORPORATE BONDS - 58.0%

 Energy - 14.3%

 Oil & Gas Drilling - 0.2%

 1,690,000

 Offshore Group Investment, Ltd., 7.5%, 11/1/19

 $

 1,098,500

 2,995,000

 Parker Drilling Co., 7.5%, 8/1/20

 2,306,150

 $

 3,404,650

 Oil & Gas Equipment & Services - 1.3%

 6,485,000

 Basic Energy Services, Inc., 7.75%, 10/15/22

 $

 4,409,800

 4,245,000

 Bristow Group, Inc., 6.25%, 10/15/22

 4,043,362

 2,080,000

 Calfrac Holdings LP, 7.5%, 12/1/20 (144A)

 1,778,400

 1,155,000

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,126,125

 5,175,000

 Exterran Partners LP, 6.0%, 10/1/22

 4,347,000

 2,750,000

 Exterran Partners LP, 6.0%, 4/1/21

 2,351,250

 1,545,000

 Key Energy Services, Inc., 6.75%, 3/1/21

 927,000

 $

 18,982,937

 Integrated Oil & Gas - 0.1%

 3,865,000

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21

 $

 1,758,575

 Oil & Gas Exploration & Production - 10.4%

 3,360,000

 Antero Resources Finance Corp., 6.0%, 12/1/20

 $

 3,343,200

 2,150,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,096,250

 10,236,000

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 10,251,354

 3,310,000

 Chaparral Energy, Inc., 8.25%, 9/1/21

 1,919,800

 8,435,000

 Chesapeake Energy Corp., 5.375%, 6/15/21

 8,498,262

 3,580,000

 Comstock Resources, Inc., 9.5%, 6/15/20

 1,825,800

 3,675,000

 Concho Resources, Inc., 5.5%, 4/1/23

 3,675,000

 2,925,000

 Concho Resources, Inc., 6.5%, 1/15/22

 3,042,000

 4,670,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 4,109,600

 13,000,000

 EP Energy LLC, 9.375%, 5/1/20

 13,097,500

 5,205,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 3,422,288

 5,600,000

 Gulfport Energy Corp., 7.75%, 11/1/20

 5,558,000

 2,015,000

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 1,999,888

 7,255,000

 Halcon Resources Corp., 8.875%, 5/15/21

 4,824,575

 3,225,000

 Halcon Resources Corp., 9.25%, 2/15/22

 2,128,500

 1,400,000

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21

 1,414,000

 3,000,000

 Kodiak Oil & Gas Corp., 5.5%, 2/1/22

 3,030,000

 5,200,000

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,291,000

 2,300,000

 Legacy Reserves LP, 6.625%, 12/1/21

 1,794,000

 4,900,000

 Legacy Reserves LP, 6.625%, 12/1/21 (144A)

 3,822,000

 3,075,000

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

 1,745,062

 12,635,000

 Linn Energy LLC, 6.25%, 11/1/19

 9,634,188

 4,480,000

 Memorial Production Partners LP, 7.625%, 5/1/21

 4,020,800

 4,155,000

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

 2,264,475

 2,800,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

 1,449,000

 1,430,000

 Northern Oil and Gas, Inc., 8.0%, 6/1/20

 1,236,950

 2,820,000

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 2,573,250

 4,960,000

 PDC Energy, Inc., 7.75%, 10/15/22

 4,786,400

 2,860,000

 Penn Virginia Corp., 7.25%, 4/15/19

 2,359,500

 7,480,000

 Penn Virginia Corp., 8.5%, 5/1/20

 6,208,400

 3,295,000

 Rice Energy, Inc., 6.25%, 5/1/22

 3,179,675

 8,170,000

 Rosetta Resources, Inc., 5.875%, 6/1/22

 7,679,800

 1,300,000

 Sanchez Energy Corp., 6.125%, 1/15/23 (144A)

 1,150,500

 3,775,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 3,661,750

 1,945,000

 Stone Energy Corp., 7.5%, 11/15/22

 1,692,150

 10,270,000

 Swift Energy Co., 7.875%, 3/1/22

 3,620,175

 3,000,000

 Talos Production LLC, 9.75%, 2/15/18 (144A)

 2,580,000

 3,200,000

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 2,784,000

 $

 147,769,092

 Oil & Gas Refining & Marketing - 0.7%

 6,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21 (144A)

 $

 5,644,125

 4,695,000

 Tesoro Corp., 5.375%, 10/1/22

 4,812,375

 $

 10,456,500

 Oil & Gas Storage & Transportation - 1.4%

 4,810,000

 Crestwood Midstream Partners LP, 6.125%, 3/1/22

 $

 4,677,725

 3,520,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 3,652,704

 6,775,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 6,783,469

 4,685,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 4,380,475

 $

 19,494,373

 Coal & Consumable Fuels - 0.2%

 4,170,000

 James River Coal Co., 7.875%, 4/1/19 (d)

 $

 5,212

 2,250,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 2,317,500

 $

 2,322,712

 Total Energy

 $

 204,188,839

 Materials - 4.9%

 Commodity Chemicals - 0.8%

 2,756,000

 Hexion US Finance Corp., 8.875%, 2/1/18

 $

 2,363,270

 2,445,000

 Hexion US Finance Corp., 9.0%, 11/15/20

 1,662,600

 1,750,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 1,723,750

 5,195,000

 Tronox Finance LLC, 6.375%, 8/15/20

 5,143,050

 $

 10,892,670

 Metal & Glass Containers - 2.7%

 3,653,453

 Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)

 $

 3,639,753

 3,350,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 3,283,000

 758,824

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 746,493

 13,120,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,563,200

 3,700,000

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 3,760,125

 7,495,000

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,644,900

 4,565,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 4,850,312

 $

 38,487,783

 Paper Packaging - 0.1%

 1,532,000

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 1,532,000

 Diversified Metals & Mining - 0.6%

 5,445,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 5,376,938

 8,775,000

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 1,272,375

 1,595,000

 Prince Mineral Holding Corp., 12.0%, 12/15/19 (144A)

 1,626,900

 $

 8,276,213

 Gold - 0.3%

 6,445,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 5,156,000

 Steel - 0.2%

 2,855,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 $

 2,362,512

 Paper Products - 0.2%

 3,845,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 3,671,975

 Total Materials

 $

 70,379,153

 Capital Goods - 3.1%

 Aerospace & Defense - 0.6%

 2,250,000

 Bombardier, Inc., 6.0%, 10/15/22

 $

 2,120,625

 4,350,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 4,177,305

 1,583,000

 DynCorp International, Inc., 10.375%, 7/1/17

 1,424,700

 $

 7,722,630

 Building Products - 0.2%

 2,750,000

 Gibraltar Industries, Inc., 6.25%, 2/1/21

 $

 2,805,000

 Construction & Engineering - 0.4%

 1,385,000

 AECOM, 5.75%, 10/15/22 (144A)

 $

 1,449,056

 1,390,000

 AECOM, 5.875%, 10/15/24 (144A)

 1,450,812

 3,000,000

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,120,000

 $

 6,019,868

 Industrial Conglomerates - 0.3%

 4,030,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,332,250

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 4,850,000

 Navistar International Corp., 8.25%, 11/1/21

 $

 4,734,812

 Industrial Machinery - 0.6%

 6,901,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 6,003,870

 2,660,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,779,700

 $

 8,783,570

 Trading Companies & Distributors - 0.7%

 5,200,000

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 5,284,500

 5,145,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 5,183,588

 $

 10,468,088

 Total Capital Goods

 $

 44,866,218

 Commercial Services & Supplies - 0.9%

 Environmental & Facilities Services - 0.3%

 2,400,000

 Liberty Tire Recycling LLC, 11.0%, 10/1/16 (144A)

 $

 1,920,000

 2,000,000

 Safway Group Holding LLC, 7.0%, 5/15/18 (144A)

 1,945,600

 $

 3,865,600

 Diversified Support Services - 0.6%

 1,800,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,584,000

 4,405,000

 The Geo Group, Inc., 5.875%, 10/15/24

 4,537,150

 2,165,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,154,175

 $

 8,275,325

 Total Commercial Services & Supplies

 $

 12,140,925

 Transportation - 1.2%

 Airlines - 0.4%

 2,950,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 2,868,875

 3,200,000

 United Continental Holdings, Inc., 6.0%, 7/15/26

 3,108,000

 $

 5,976,875

 Railroads - 0.3%

 4,250,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 4,196,875

 Trucking - 0.4%

 1,990,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $

 2,054,675

 3,500,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 3,132,500

 $

 5,187,175

 Airport Services - 0.1%

 1,700,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,674,500

 Total Transportation

 $

 17,035,425

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 1,440,000

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

 $

 1,526,400

 Total Automobiles & Components

 $

 1,526,400

 Consumer Durables & Apparel - 3.3%

 Homebuilding - 3.1%

 2,100,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 $

 2,152,500

 5,045,000

 DR Horton, Inc., 5.75%, 8/15/23

 5,423,375

 8,375,000

 KB Home, 7.0%, 12/15/21

 8,375,000

 4,150,000

 Lennar Corp., 4.5%, 6/15/19

 4,191,500

 8,730,000

 Lennar Corp., 4.75%, 11/15/22

 8,677,620

 3,660,000

 Meritage Homes Corp., 7.0%, 4/1/22

 3,861,300

 1,800,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,827,000

 6,975,000

 Standard Pacific Corp., 6.25%, 12/15/21

 7,114,500

 2,540,000

 The Ryland Group, Inc., 5.375%, 10/1/22

 2,463,800

 $

 44,086,595

 Housewares & Specialties - 0.2%

 2,805,000

 PC Nextco Holdings LLC, 8.75%, 8/15/19

 $

 2,847,075

 Total Consumer Durables & Apparel

 $

 46,933,670

 Consumer Services - 1.9%

 Casinos & Gaming - 1.1%

 2,075,000

 GLP Capital LP, 4.375%, 11/1/18

 $

 2,126,875

 3,250,000

 GLP Capital LP, 4.875%, 11/1/20

 3,347,500

 429,211

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (d)

 2,146

 11,000,000

 Scientific Games International, Inc., 10.0%, 12/1/22 (144A)

 10,092,500

 700,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 490,000

 $

 16,059,021

 Hotels, Resorts & Cruise Lines - 0.5%

 2,750,000

 NCL Corp, Ltd., 5.25%, 11/15/19 (144A)

 $

 2,784,375

 4,290,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 4,697,550

 $

 7,481,925

 Education Services - 0.3%

 3,695,000

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,639,575

 Total Consumer Services

 $

 27,180,521

 Media - 4.0%

 Advertising - 0.4%

 5,360,000

 MDC Partners, Inc., 6.75%, 4/1/20 (144A)

 $

 5,594,500

 Broadcasting - 0.9%

 5,975,000

 Quebecor Media, Inc., 5.75%, 1/15/23

 $

 6,154,250

 6,035,000

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 6,291,488

 $

 12,445,738

 Cable & Satellite - 1.4%

 9,250,000

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,735,625

 1,575,000

 Numericable-SFR, 6.0%, 5/15/22 (144A)

 1,611,068

 9,050,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 9,276,250

 $

 20,622,943

 Movies & Entertainment - 0.7%

 2,350,000

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 2,508,625

 425,000

 Regal Entertainment Group, 5.75%, 3/15/22

 422,344

 4,895,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 4,693,081

 2,665,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

 2,401,831

 $

 10,025,881

 Publishing - 0.6%

 6,170,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 6,571,050

 1,675,000

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,783,875

 $

 8,354,925

 Total Media

 $

 57,043,987

 Retailing - 0.6%

 Apparel Retail - 0.2%

 2,350,000

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 2,441,062

 Computer & Electronics Retail - 0.2%

 2,590,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $

 2,486,400

 Specialty Stores - 0.2%

 4,010,000

 Outerwall, Inc., 5.875%, 6/15/21 (144A)

 $

 3,729,300

 Total Retailing

 $

 8,656,762

 Food & Staples Retailing - 0.3%

 Food Distributors - 0.3%

 3,635,000

 KeHE Distributors LLC, 7.625%, 8/15/21 (144A)

 $

 3,853,100

 Total Food & Staples Retailing

 $

 3,853,100

 Food, Beverage & Tobacco - 1.4%

 Distillers & Vintners - 0.3%

 4,100,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 4,141,000

 Agricultural Products - 0.3%

 4,460,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

 $

 4,170,100

 Packaged Foods & Meats - 0.3%

 2,300,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 $

 2,196,500

 1,775,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 1,735,062

 $

 3,931,562

 Tobacco - 0.5%

 8,460,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 7,064,100

 Total Food, Beverage & Tobacco

 $

 19,306,762

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 2,400,000

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,232,000

 2,495,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 2,551,138

 $

 4,783,138

 Total Household & Personal Products

 $

 4,783,138

 Health Care Equipment & Services - 1.7%

 Health Care Services - 0.3%

 3,675,000

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $

 3,234,000

 684,000

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 725,040

 $

 3,959,040

 Health Care Facilities - 0.9%

 11,400,000

 CHS, Inc., 8.0%, 11/15/19

 $

 12,141,000

 1,265,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,106,875

 $

 13,247,875

 Managed Health Care - 0.4%

 5,370,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 $

 5,571,375

 Health Care Technology - 0.1%

 1,400,000

 MedAssets, Inc., 8.0%, 11/15/18

 $

 1,454,250

 Total Health Care Equipment & Services

 $

 24,232,540

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Biotechnology - 0.5%

 7,459,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 7,086,050

 Pharmaceuticals - 0.4%

 5,610,000

 JLL, 7.5%, 2/1/22 (144A)

 $

 5,680,125

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,766,175

 Banks - 0.6%

 Diversified Banks - 0.6%

 3,675,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 $

 4,704,006

 4,600,000

 0.00

 Wells Fargo Co., Floating Rate Note (Perpetual)

 3,840,375

 $

 8,544,381

 Total Banks

 $

 8,544,381

 Diversified Financials - 1.7%

 Diversified Banks - 0.1%

 2,375,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 2,372,031

 Specialized Finance - 1.4%

 5,000,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 4,900,000

 1,515,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 1,302,900

 10,350,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 8,952,750

 1,820,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,688,050

 3,100,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 3,212,375

 $

 20,056,075

 Consumer Finance - 0.2%

 3,265,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 $

 2,481,400

 Total Diversified Financials

 $

 24,909,506

 Insurance - 5.5%

 Life & Health Insurance - 0.7%

 5,400,000

 Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)

 $

 5,737,500

 4,200,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 4,221,000

 $

 9,958,500

 Reinsurance - 4.9%

 4,064,365

 Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)

 $

 2,893,828

 1,680,000

 Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)

 1,688,064

 1,200,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 1,311,600

 1,000,000

 Berwick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16

 1,007,600

 250,000

 6.00

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 250,800

 3,600,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16

 3,655,440

 1,018,720

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/14/15

 993,761

 500,000

 7.26

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 500,000

 3,014,550

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 3,017,565

 1,500,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16

 1,381,200

 3,040,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 2,913,536

 6,200,000

 Gullane Segregated Account (Kane SAC, Ltd.) Variable Rate Notes, 1/22/17

 6,311,600

 1,261,500

 Hereford Segregated Account (Kane SAC, Ltd.) Variable Rate Notes, 1/1/16

 1,262,383

 1,000,000

 3.78

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 998,700

 33,500

 Lorenz Re, Ltd., (Cat Bond) (Perpetual) * (c)

 3,839,100

 1,467,400

 Muirfield Segregated Account (Kane SAC, Ltd.) Variable Rate Notes, 1/7/16

 1,468,134

 2,400,000

 12.02

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,423,040

 4,500,000

 Pangaea RE series 2015-1 Principal-at-risk notes, 2/1/19 (c)

 4,562,100

 1,004,200

 PI-1, Series E - 2014 (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 1,042,259

 4,010,500

 PI-3, Series B - 2014 (Kane SAC Ltd.), Variable Rate Notes, 7/18/16

 4,525,448

 1,450,000

 PI-3, Series D - 2014 (Kane SAC Ltd.), Variable Rate Notes, 7/30/16

 1,581,515

 1,500,000

 Prestwick Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/1/16

 1,500,000

 2,000,000

 7.51

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,010,200

 1,150,000

 8.51

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,157,820

 250,000

 10.39

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 251,975

 800,000

 8.77

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 814,960

 1,750,000

 22.02

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 2,006,900

 250,000

 20.01

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 254,575

 12,321

 Sector Re V, Ltd., 12/1/18 (Cat Bond) (144A) (c)

 520,083

 1,100,000

 Sector Re V, Ltd., 12/1/19 (Cat Bond) (144A) (c)

 1,113,750

 3,587

 Sector Re V, Ltd., 3/1/18 (Cat Bond) (144A) (c)

 91,374

 1,250,000

 Sector Re V, Ltd., 3/30/19 (Cat Bond) (144A) (c)

 1,476,625

 2,000,000

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (c)

 275,400

 2,000,000

 Silverton RE, Ltd., 9/18/17 (Cat Bond) (144A) (c)

 2,034,400

 3,000,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16

 3,015,900

 1,514,150

 Troon Segregated Account (Kane SAC, Ltd.) Variable Rate Notes, 1/7/16

 1,514,604

 506,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16

 506,759

 4,400,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017

 4,434,320

 $

 70,607,318

 Total Insurance

 $

 80,565,818

 Real Estate - 0.5%

 Specialized REIT - 0.4%

 3,152,378

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 3,026,283

 2,675,000

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 2,784,675

 $

 5,810,958

 Real Estate Services - 0.1%

 1,480,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,497,464

 Total Real Estate

 $

 7,308,422

 Software & Services - 1.8%

 Internet Software & Services - 1.1%

 3,400,000

 Bankrate, Inc., 6.125%, 8/15/18 (144A)

 $

 3,340,500

 5,465,000

 Equinix, Inc., 5.375%, 4/1/23

 5,669,938

 6,085,000

 j2 Global, Inc., 8.0%, 8/1/20

 6,571,800

 $

 15,582,238

 Data Processing & Outsourced Services - 0.5%

 2,350,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 2,444,000

 5,048,000

 NeuStar, Inc., 4.5%, 1/15/23

 4,417,000

 $

 6,861,000

 Home Entertainment Software - 0.2%

 3,285,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 3,580,650

 Total Software & Services

 $

 26,023,888

 Technology Hardware & Equipment - 1.5%

 Communications Equipment - 0.2%

 3,000,000

 ViaSat, Inc., 6.875%, 6/15/20

 $

 3,123,750

 Computer Storage & Peripherals - 0.8%

 5,900,000

 Seagate HDD Cayman, 4.75%, 1/1/25 (144A)

 $

 6,241,763

 4,300,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 4,587,554

 $

 10,829,317

 Electronic Equipment Manufacturers - 0.4%

 5,300,000

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,598,125

 Electronic Manufacturing Services - 0.1%

 1,380,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 1,431,750

 Total Technology Hardware & Equipment

 $

 20,982,942

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductor Equipment - 0.4%

 5,100,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 5,151,000

 Semiconductors - 0.6%

 4,205,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $

 3,994,750

 2,680,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 2,681,675

 1,825,000

 Micron Technology, Inc., 5.875%, 2/15/22 (144A)

 1,916,250

 $

 8,592,675

 Total Semiconductors & Semiconductor Equipment

 $

 13,743,675

 Telecommunication Services - 5.4%

 Integrated Telecommunication Services - 4.0%

 3,625,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 3,815,312

 3,300,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,572,250

 13,358,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 14,050,946

 4,750,000

 Frontier Communications Corp., 7.125%, 1/15/23

 4,928,125

 9,705,000

 Frontier Communications Corp., 8.5%, 4/15/20

 10,918,125

 3,100,000

 Frontier Communications Corp., 8.75%, 4/15/22

 3,518,500

 4,975,000

 Windstream Corp., 6.375%, 8/1/23

 4,583,219

 8,830,000

 Windstream Corp., 7.5%, 6/1/22

 8,807,925

 3,460,000

 Windstream Corp., 7.75%, 10/15/20

 3,589,750

 $

 57,784,152

 Wireless Telecommunication Services - 1.4%

 1,840,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 1,840,000

 3,645,000

 Sprint Corp., 7.25%, 9/15/21

 3,639,532

 1,200,000

 T-Mobile USA, Inc., 6.5%, 1/15/24

 1,245,000

 4,300,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,454,542

 2,865,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 2,974,586

 2,000,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,072,500

 3,350,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,499,915

 $

 19,726,075

 Total Telecommunication Services

 $

 77,510,227

 Utilities - 1.0%

 Gas Utilities - 0.4%

 1,850,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 1,813,000

 3,585,000

 Ferrellgas LP, 6.75%, 1/15/22

 3,495,375

 $

 5,308,375

 Independent Power Producers & Energy Traders - 0.6%

 1,650,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,654,125

 1,450,000

 NRG Energy, Inc., 6.25%, 5/1/24

 1,446,375

 4,700,000

 NRG Energy, Inc., 7.625%, 1/15/18

 5,128,875

 $

 8,229,375

 Total Utilities

 $

 13,537,750

 TOTAL CORPORATE BONDS

 (Cost $868,441,649)

 $

 828,020,224

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.4%

 5,000,000

 0.07

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 $

 4,999,305

 5,000,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 4,999,855

 5,000,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 4,999,900

 5,000,000

 0.07

 U.S. Treasury Note, Floating Rate Note, Floating Rate Note, 10/31/16

 4,997,615

 $

 19,996,675

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $19,997,129)

 $

 19,996,675

 SENIOR FLOATING RATE LOAN INTERESTS - 6.5%

 Energy - 0.6%

 Oil & Gas Drilling - 0.4%

 3,863,910

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 3,248,099

 2,308,875

 5.75

 Offshore Group Investment, Ltd., Term Loan, 3/28/19

 1,471,908

 $

 4,720,007

 Oil & Gas Equipment & Services - 0.2%

 5,168,665

 8.38

 Fieldwood Energy LLC, Closing Date Loan (Second Lien), 9/30/20

 $

 3,168,392

 0

 5.75

 FTS International, Inc., Initial Term Loan. 4/16/21

 0

 $

 3,168,392

 Total Energy

 $

 7,888,399

 Materials - 0.1%

 Specialty Chemicals - 0.1%

 1,493,391

 4.00

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 1,464,806

 Total Materials

 $

 1,464,806

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 1,895,001

 5.00

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 1,895,588

 859,056

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 858,340

 $

 2,753,928

 Construction & Engineering - 0.2%

 2,838,884

 6.75

 International Equipment Solutions LLC, Initial Loan, 8/16/19

 $

 2,842,433

 Total Capital Goods

 $

 5,596,361

 Commercial Services & Supplies - 0.5%

 Environmental & Facilities Services - 0.1%

 617,538

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 $

 609,818

 Diversified Support Services - 0.0%+

 421,999

 6.73

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 375,579

 Security & Alarm Services - 0.4%

 5,947,674

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 $

 5,930,324

 Total Commercial Services & Supplies

 $

 6,915,721

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 7,424

 3.75

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 7,400

 3,003,595

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 2,994,678

 8,469,903

 3.25

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4/23/20

 8,358,736

 $

 11,360,814

 Total Automobiles & Components

 $

 11,360,814

 Media - 0.8%

 Advertising - 0.1%

 1,983,072

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,859,130

 Broadcasting - 0.1%

 1,413,808

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 1,394,589

 Cable & Satellite - 0.5%

 7,575,000

 3.50

 Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20

 $

 7,473,806

 Movies & Entertainment - 0.1%

 1,001,410

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 1,002,662

 Total Media

 $

 11,730,187

 Retailing - 0.5%

 Department Stores - 0.0%+

 0

 4.25

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 0

 Automotive Retail - 0.5%

 7,015,125

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 6,988,818

 Total Retailing

 $

 6,988,818

 Food & Staples Retailing - 0.0%+

 Food Distributors - 0.0%+

 8,497

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 8,452

 Total Food & Staples Retailing

 $

 8,452

 Health Care Equipment & Services - 2.0%

 Health Care Equipment - 0.1%

 2,391,823

 4.00

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 2,369,612

 Health Care Services - 1.3%

 1,182,005

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,170,185

 1,950,757

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 1,955,025

 1,232,125

 6.50

 BioScrip, Inc., Delayed Draw Term Loan, 7/31/20

 1,231,099

 2,053,542

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 2,051,832

 7,377,411

 6.50

 Gentiva Health Services, Inc., Initial Term B Loan, 10/10/19

 7,385,481

 2,570,575

 4.75

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,538,443

 1,505,995

 5.25

 National Surgical Hospitals, Inc., Tranche B-2 Term Loan, 7/11/19

 1,498,465

 1,104,588

 7.25

 Virtual Radiologic Corp., Term Loan A, 12/22/16

 883,670

 $

 18,714,200

 Health Care Facilities - 0.5%

 6,700,000

 7.00

 Kindred HealthCare Inc., Bridge Loan, 6.375%, 4/15/22 (144A)

 $

 6,700,000

 Managed Health Care - 0.1%

 768,218

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 745,172

 558,503

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17

 552,918

 $

 1,298,090

 Total Health Care Equipment & Services

 $

 29,081,902

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 2,469,527

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,468,060

 Total Diversified Financials

 $

 2,468,060

 Insurance - 0.1%

 Multi-line Insurance - 0.1%

 1,236,483

 4.25

 Alliant Holdings I, Inc., Initial Term Loan, 12/20/19

 $

 1,219,096

 Total Insurance

 $

 1,219,096

 Software & Services - 0.5%

 IT Consulting & Other Services - 0.1%

 1,995,000

 4.50

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 1,939,306

 Application Software - 0.4%

 4,813,691

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,797,647

 668,841

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 665,497

 $

 5,463,144

 Total Software & Services

 $

 7,402,450

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $95,575,775)

 $

 92,125,066

 TEMPORARY CASH INVESTMENTS - 1.1%

 Commercial Paper - 1.1%

 3,045,000

 Apache Corp., Commercial Paper, 2/2/15 (c)

 $

 3,044,942

 2,575,000

 Duke Energy Co., Commercial Paper,  2/2/15 (c)

 2,574,959

 3,395,000

 Mondelez International, Inc., Commercial Paper  2/2/15 (c)

 3,394,935

 3,575,000

 Prudential Funding Corp., Commercial Paper, 2/2/15 (c)

 3,574,970

 3,575,000

 Sabmiller, Inc., Commercial Paper, 2/2/15 (c)

 3,574,931

 $

 16,164,737

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $16,164,898)

 $

 16,164,737

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost $1,417,189,445) (a)

 $

 1,407,376,169

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 19,610,378

 TOTAL NET ASSETS - 100.0%

 $

 1,426,986,547

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2015, the value of these securities amounted to $320,064,950 or 22.4% of total net assets.

 (a)

 At January 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $1,417,189,445 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 106,071,843

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (115,885,119)

 Net unrealized depreciation

 $

 (9,813,276)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (d)

 Security is in default and is non-income producing.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Convertible Corporate Bonds

  $                         -

          202,294,489

  $                 -

  $      202,294,489

 Preferred Stocks

  Transportation

   Air Freight & Logistics

                            -

              3,581,536

                     -

              3,581,536

  Diversified Financials

   Consumer Finance

                            -

              6,482,452

                     -

              6,482,452

  Insurance

   Reinsurance

                            -

                        -

         5,493,760

              5,493,760

  All Other Preferred Stocks

              35,896,455

                        -

                     -

            35,896,455

 Convertible Preferred Stocks

  Energy

   Oil & Gas Exploration & Production

                            -

              4,571,918

                     -

              4,571,918

  Consumer Durables & Apparel

                          -

   Home Furnishings

                            -

            12,143,560

                     -

            12,143,560

  Food, Beverage & Tobacco

                          -

   Packaged Foods & Meats

                            -

              6,798,575

                     -

              6,798,575

  Diversified Financials

                          -

   Asset Management & Custody Banks

                            -

              2,943,000

                     -

              2,943,000

  All Other Convertible Preferred Stocks

              20,587,842

                        -

                     -

            20,587,842

 Common Stocks

  Commercial Services & Supplies

   Diversified Support Services

                            -

                  40,556

                     -

                  40,556

  Transportation

   Air Freight & Logistics

                            -

              1,654,494

                     -

              1,654,494

  Consumer Services

                          -

   Education Services

                            -

                314,933

                     -

                314,933

  All Other Common Stocks

            129,070,155

                        -

                     -

          129,070,155

 Asset Backed Securities

                            -

              1,760,813

                     -

              1,760,813

 Collateralized Mortgage Obligations

                            -

            17,434,929

                     -

            17,434,929

 Corporate Bonds

  Insurance

   Reinsurance

                            -

                        -

       55,504,028

            55,504,028

 All Other Corporate Bonds

                            -

          772,516,196

                     -

          772,516,196

 U.S. Government and Agency Obligations

                            -

            19,996,675

                     -

            19,996,675

 Senior Floating Rate Loan Interests

                            -

            92,125,066

                     -

            92,125,066

 Commercial Paper

                            -

            16,164,737

                     -

            16,164,737

 Total

  $         185,554,452

  $    1,160,823,929

  $   60,997,788

  $    1,407,376,169

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred

 Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/14

  $            5,359,616

  $        33,341,400

  $   38,701,016

 Realized gain (loss)1

                            -

                  13,189

             13,189

 Change in unrealized appreciation (depreciation)2

                  134,144

            (1,623,577)

       (1,489,433)

 Purchases

                            -

            33,707,850

       33,707,850

 Sales

                            -

            (9,934,834)

       (9,934,834)

 Transfers in to Level 3*

                            -

                          -

                     -

 Transfers out of Level 3*

                            -

                          -

                     -

 Balance as of 1/31/15

                5,493,760

            55,504,028

       60,997,788

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values.

 During the period ended January 31, 2015 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/15

 $

              (1,489,433)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date March 31, 2015 * Print the name and title of each signing officer under his or her signature.